BORROWINGS - Schedule of Corporate Borrowings Change in the Unamortized Financing Fees of Corporate Borrowings (Details) - Corporate Borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ (18)	$ (12)
Additional financing fees	(7)	(7)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$ (24)	$ (18)